Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK EQUITY DIVIDEND FUND
Prospectus Date	rr_ProspectusDate	Mar. 25, 2016
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2016